UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 95.3%
AUSTRALIA 4.3%
INDUSTRIALS 3.4%
AIRPORT SERVICES 1.1%
Macquarie Airports(a)	487,700	$615,674

HIGHWAYS & RAILTRACKS 2.3%
Transurban Group(a)	422,500	1,372,434
TOTAL INDUSTRIALS		1,988,108
UTILITIES—MULTI UTILITIES 0.9%
AGL Energy Ltd.(a)	53,000	549,812
TOTAL AUSTRALIA		2,537,920
BRAZIL 1.4%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 0.7%
Cia de Concessoes Rodoviarias	44,988	404,354

UTILITIES—ELECTRIC UTILITIES 0.7%
Cia de Transmissao de Energia Eletrica Paulista	2,940	61,404
Cia Energetica de Minas Gerais (ADR)	18,000	266,040
Eletropaulo Metropolitana SA	6,412	90,248
		417,692
TOTAL BRAZIL		822,046
CANADA 2.4%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge	23,100	665,994
TransCanada Corp.	31,300	740,545
		1,406,539
CHINA 1.0%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 0.5%
Anhui Expressway Co(a)	124,000	55,629
Jiangsu Expressway Co.(a)	160,000	108,695

	Number
	of Shares	Value
Shenzhen Expressway Co.(a)	228,000	$79,389
Zhejiang Expressway Co., Ltd.(a)	106,000	78,067
		321,780
UTILITIES—GAS UTILITIES 0.5%
Xinao Gas Holdings Ltd.(a)	309,000	311,141
TOTAL CHINA		632,921
FINLAND 0.2%
UTILITIES—ELECTRIC UTILITIES
Fortum Oyj(a)	6,034	114,933

FRANCE 11.5%
CONSUMER DISCRETIONARY—CABLE & SATELITE 0.4%
Eutelsat Communications(a),(b)	11,000	233,761

INDUSTRIALS 5.9%
AIRPORT SERVICES 0.5%
Aeroports De Paris(a)	5,200	276,847

CONSTRUCTION & ENGINEERING 5.2%
Vinci SA(a)	83,500	3,099,898

HIGHWAYS & RAILTRACKS 0.2%
Societe Des Autoroutes Paris-Rhin-Rhone(a)	2,000	127,569
TOTAL INDUSTRIALS		3,504,314
UTILITIES 5.2%
ELECTRIC UTILITIES 1.0%
Electricite de France(a)	14,289	560,398

MULTI UTILITIES 4.2%
Gaz de France S.A.(a)	58,178	1,995,190
Suez Environnement SA(a),(b)	20,500	301,450
Veolia Environnement(a)	10,000	208,820
		2,505,460
TOTAL UTILITIES		3,065,858
TOTAL FRANCE		6,803,933

	Number of Shares	Value
GERMANY 6.3%
INDUSTRIALS—AIRPORT SERVICES 0.7%
Fraport AG(a)	13,200	$423,867
UTILITIES 5.6%
ELECTRIC UTILITIES 3.4%
E.ON AG(a)	73,100	2,027,361

MULTI UTILITIES 2.2%
RWE AG(a)	18,267	1,279,246
TOTAL UTILITIES		3,306,607
TOTAL GERMANY		3,730,474
HONG KONG 1.4%
UTILITIES
ELECTRIC UTILITIES 1.0%
CLP Holdings Ltd.(a)	69,000	466,980
HongKong Electric Holdings Ltd.(a)	25,000	149,503
		616,483
GAS UTILITIES 0.4%
Hong Kong and China Gas Co., Ltd.(a)	158,100	250,030
TOTAL HONG KONG		866,513
ITALY 4.3%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 2.0%
Atlantia S.p.A.(a)	77,500	1,169,676

UTILITIES 2.3%
ELECTRIC UTILITIES 1.5%
Enel S.p.A.(a)	124,800	598,449
Terna Rete Elettrica Nazionale S.p.A.(a)	103,000	320,628
		919,077
GAS UTILITIES 0.8%
Snam Rete Gas S.p.A.(a)	87,000	466,811

	Number
	of Shares	Value
TOTAL UTILITIES		$1,385,888
TOTAL ITALY		2,555,564
JAPAN 16.9%
INDUSTRIALS—RAILROADS 10.9%
Central Japan Railway Co(a)	448	2,526,190
East Japan Railway Co(a)	57,500	2,997,716
West Japan Railway Co(a)	300	951,276
		6,475,182
UTILITIES 6.0%
ELECTRIC UTILITIES 4.5%
Chubu Electric Power Co.(a)	8,500	187,346
Kansai Electric Power Co. (The)(a)	47,900	1,040,987
Tokyo Electric Power Co. (The)(a)	57,300	1,432,134
		2,660,467
GAS UTILITIES 1.5%
Osaka Gas Co.(a)	108,000	338,076
Tokyo Gas Co.(a)	150,000	526,226
		864,302
TOTAL UTILITIES		3,524,769
TOTAL JAPAN		9,999,951
LUXEMBOURG 2.7%
CONSUMER DISCRETIONARY—CABLE & SATELITE
SES SA(a)	83,000	1,584,294

MEXICO 0.5%
INDUSTRIALS—AIRPORT SERVICES
Grupo Aeroportuario del Sureste SAB de CV	100,000	286,975

SPAIN 6.9%
INDUSTRIALS 4.3%
CONSTRUCTION & ENGINEERING 0.5%
Grupo Ferrovial, S.A.(a)	14,500	309,197

	Number
	of Shares	Value
HIGHWAYS & RAILTRACKS 3.8%
Abertis Infraestructuras S.A.(a)	133,000	$2,078,658
Cintra Concesiones de Infraestructuras de Transporte SA(a)	40,000	178,935
		2,257,593
TOTAL INDUSTRIALS		2,566,790
UTILITIES 2.6%
ELECTRIC UTILITIES 2.2%
Iberdrola SA(a)	132,000	926,109
Red Electrica de Espana(a)	9,000	351,585
		1,277,694
GAS UTILITIES 0.4%
Enagas(a)	16,000	226,553
TOTAL UTILITIES		1,504,247
TOTAL SPAIN		4,071,037
UNITED KINGDOM 3.4%
TELECOMMUNICATION SERVICES — ALTERNATIVE CARRIERS 0.7%
Inmarsat PLC(a)	56,000	392,192

UTILITIES 2.7%
ELECTRIC UTILITIES 0.7%
Scottish and Southern Energy PLC(a)	25,867	411,027

MULTI UTILITIES 1.8%
Centrica PLC(a)	190,800	622,834
National Grid PLC(a)	42,000	322,581
United Utilities Group PLC(a)	21,354	148,015
		1,093,430
WATER UTILITIES 0.2%
Severn Trent PLC(a)	8,000	113,535
TOTAL UTILITIES		1,617,992
TOTAL UNITED KINGDOM		2,010,184

	Number
	of Shares	Value
UNITED STATES 32.1%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 2.4%
DCP Midstream Partners LP	12,000	$168,720
El Paso Corp.	19,700	123,125
Energy Transfer Equity LP	8,500	179,605
Energy Transfer Partners LP	5,000	184,450
Enterprise GP Holdings LP	8,000	180,960
Enterprise Products Partners LP	7,000	155,750
Spectra Energy Corp.	10,421	147,353
Williams Cos. (The)	26,178	297,905
		1,437,868
TELECOMMUNICATION SERVICES —WIRELESS 9.8%
American Tower Corp.(b)	102,173	3,109,124
AT&T	11,077	279,141
Crown Castle International Corp.(b)	70,000	1,428,700
SBA Communications Corp.(b)	40,800	950,640
		5,767,605
UTILITIES 19.9%
ELECTRIC UTILITIES 12.7%
Allegheny Energy	6,672	154,590
American Electric Power Co.	16,721	422,373
Cleco Corp.	8,000	173,520
DPL	19,000	428,260
Duke Energy Corp.	47,400	678,768
Entergy Corp.	8,904	606,273
Exelon Corp.	22,444	1,018,733
FirstEnergy Corp.	13,554	523,184
FPL Group	14,265	723,664
ITC Holdings Corp.	8,010	349,396
Northeast Utilities	20,508	442,768
NV Energy	52,000	488,280

	Number
	of Shares	Value
PPL Corp.	19,072	$547,557
Southern Co.	29,453	901,851
Westar Energy	5,000	87,650
		7,546,867
GAS UTILITIES 0.7%
EQT Corp.	3,834	120,119
Northwest Natural Gas Co.	7,000	303,940
		424,059
MULTI UTILITIES 6.5%
CMS Energy Corp.	36,000	426,240
PG&E Corp.	22,655	865,874
Public Service Enterprise Group	31,330	923,295
Sempra Energy	9,000	416,160
Wisconsin Energy Corp.	18,428	758,681
Xcel Energy	23,717	441,848
		3,832,098
TOTAL UTILITIES		11,803,024
TOTAL UNITED STATES		19,008,497
TOTAL COMMON STOCK (Identified cost—$76,484,752)		56,431,781

SHORT-TERM INVESTMENTS 5.6%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(c)	1,745,597	1,745,597
Federated U.S. Treasury Cash Reserves Fund, 0.01%(c)	1,541,663	1,541,663
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(c)	50,006	50,006

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,337,266)		3,337,266

		Value
TOTAL INVESTMENTS (Identified cost—$79,822,018)	100.9%	$59,769,047

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)%	(538,953)

NET ASSETS	100.0%	$59,230,094

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 58.9% of net assets, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$59,769,047	$21,524,057	$38,244,990	$—

Note 2. Income Tax Information

As of March 31, 2009 the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$1,239,056
Gross unrealized depreciation	(21,292,027)
Net unrealized depreciation	$(20,052,971)

Cost for federal income tax purposes	$79,822,018

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President

	Date:	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza

Name:

Adam M. Derechin

Name:

James Giallanza

	Title:	President and principal		Title:	Treasurer and principal
		executive officer			financial officer

	Date:	May 27, 2009